[LOGO] MUTUAL FUNDS FOR PEOPLE WHO PAY TAXES-Registered Trademark-

                                                    [PHOTO - Description needed]



Semiannual Report September 30, 2000




[PHOTO - Description needed]


                                   EATON VANCE
                                    NATIONAL
                                LIMITED MATURITY
                                   MUNICIPALS
                                      FUND



[PHOTO - Description needed]

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]
William H. Ahern
Portfolio Manager


THE ECONOMY
--------------------------------------------------------------------------------

- The picture brightened somewhat for municipal bonds in the six-month period ended September 30, 2000. That was especially welcome following the disappointing returns of 1999, when bond funds, including Eaton Vance Limited Maturity Municipals Funds, reacted negatively to a succession of interest rate hikes.

- Following Federal Funds rate increases in March and again in May, the U.S. economy showed, in the ensuing months, the effects of the Fed's actions. In the third quarter, GDP growth slowed to a moderate 2.7%. While expressing concerns about sharply higher energy prices, the Federal Reserve left rates unchanged at its August meeting and signaled that its sustained string of rate hikes may be near an end.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 2000, the Fund's Class A, Class B and Class C shares had total returns of 3.35%, 2.93% and 2.94%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $9.85 on September 30, 2000 from $9.79 on March 31, 2000, and the reinvestment of $0.262 and $0.222 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.22 from $9.16, and the reinvestment of $0.205 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2000 of $9.85 per share for Class A and Class B, and $9.22 for Class C, distribution rates were 5.31%, 4.51% and 4.44%, respectively.(3) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 8.79%, 7.47% and 7.35.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2000 were 5.03%, 4.39% and 4.39%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 8.33%, 7.27% and 7.27%.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Amid a slowing economy, the municipal bond market has responded favorably in recent months to the prospect of a more stable interest rate environment. The funds in the Lipper Intermediate Municipal Debt Fund Classification had an average total return of 3.27% in the six-month period ended September 30, 2000, well above the -1.68% return for all of 1999.(6)

- Escrowed bonds represented a large weighting for the Portfolio. The bonds are escrowed and backed by Treasury bonds, and, therefore, are viewed as very high quality investments. An escrowed issue for a Maricopa County, Arizona Multifamily housing project was the largest holding.

- The Portfolio had a large exposure to industrial development revenue bonds. Management maintained a broad industry diversification, including paper, airlines and steel as well as non-cyclical areas such as food.

- The Portfolio took advantage of the prolonged rise in interest rates to establish tax losses that can be used to offset future capital gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

RATINGS DISTRIBUTION(7)
--------------------------------------------------------------------------------

                          [CHART - Description needed]

Non-Rated       31.6%
AAA             28.3%
AA               5.3%
A               10.2%
BBB             21.5%
BB               3.1%

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND INFORMATION
as of September 30, 2000

PERFORMANCE(8)                                       CLASS A  CLASS B   CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             3.27%     2.45%    2.46%
Five Years                                           N.A.      3.46     3.23
Life of Fund+                                        4.63      4.33     3.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             0.97%   -0.49%    1.48%
Five Years                                           N.A.     3.46     3.23
Life of Fund+                                        4.08     4.33     3.00
+Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

5 LARGEST SECTORS(7)
--------------------------------------------------------------------------------
By net assets
Escrowed/Prerefunded                  17.7%
Industrial Development Bonds          11.4%
Cogeneration                           8.3%
Hospital                               7.7%
General Obligations                    6.4%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) Taxable-equivalent rates assume a maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) It is not possible to invest directly in an Index or Lipper Classification. (7) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/00 only and may not be representative of the Portfolio's current or future investments. (8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC.


  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

INVESTMENT ADVISER OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122















EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109




--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
439-11/00                                                                 LNASRC

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000
Assets
-----------------------------------------------------
Investment in National Limited Maturity
   Municipals Portfolio, at value
   (identified cost, $86,886,114)         $86,087,941
Receivable for Fund shares sold                 1,375
-----------------------------------------------------
TOTAL ASSETS                              $86,089,316
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $   738,459
Dividends payable                             174,369
Accrued expenses                              105,699
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,018,527
-----------------------------------------------------
NET ASSETS                                $85,070,789
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $91,816,000
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (6,060,768)
Accumulated undistributed net investment
   income                                     113,730
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                          (798,173)
-----------------------------------------------------
TOTAL                                     $85,070,789
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $72,678,207
SHARES OUTSTANDING                          7,378,577
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.85
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of $9.85)       $     10.08
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 5,904,742
SHARES OUTSTANDING                            599,232
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.85
-----------------------------------------------------

Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 6,487,840
SHARES OUTSTANDING                            703,477
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.22
-----------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2000
Investment Income
----------------------------------------------------
Interest allocated from Portfolio         $2,757,462
Expenses allocated from Portfolio           (276,461)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $2,481,001
----------------------------------------------------

Expenses
----------------------------------------------------
Trustees fees and expenses                $    1,090
Distribution and service fees
   Class A                                    55,233
   Class B                                    28,471
   Class C                                    31,066
Transfer and dividend disbursing agent
   fees                                       43,275
Registration fees                             21,732
Printing and postage                           6,945
Custodian fee                                  5,782
Legal and accounting services                  1,732
Miscellaneous                                  3,078
----------------------------------------------------
TOTAL EXPENSES                            $  198,404
----------------------------------------------------

NET INVESTMENT INCOME                     $2,282,597
----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   44,064
   Financial futures contracts                  (835)
----------------------------------------------------
NET REALIZED GAIN                         $   43,229
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  443,997
   Financial futures contracts                33,132
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  477,129
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  520,358
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,802,955
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        2,282,597  $    4,416,859
   Net realized gain (loss)                           43,229         (11,006)
   Net change in unrealized
      appreciation (depreciation)                    477,129      (5,722,267)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        2,802,955  $   (1,316,414)
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (1,966,457) $   (3,798,298)
      Class B                                       (143,529)       (255,520)
      Class C                                       (154,461)       (425,763)
   In excess of net investment income
      Class B                                             --          (4,101)
      Class C                                             --         (10,859)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (2,264,447) $   (4,494,541)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $        2,659,098  $    7,602,253
      Class B                                        534,989       1,785,208
      Class C                                      1,003,006       3,548,099
   Issued in reorganizations (see Note
      8)
      Class A                                             --      14,683,269
      Class B                                             --       1,555,876
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                        828,218       1,468,257
      Class B                                         64,669         122,091
      Class C                                         80,519         276,603
   Cost of shares redeemed
      Class A                                     (6,351,023)    (16,114,691)
      Class B                                     (1,187,867)     (3,010,386)
      Class C                                     (2,343,554)     (6,552,453)
   Net asset value of shares exchanged
      Class A                                             --         594,717
      Class B                                             --        (594,717)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $       (4,711,945) $    5,364,126
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $       (4,173,437) $     (446,829)
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of period                    $       89,244,226  $   89,691,055
----------------------------------------------------------------------------
AT END OF PERIOD                          $       85,070,789  $   89,244,226
----------------------------------------------------------------------------
Accumulated undistributed net investment income included in
net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $          113,730  $       95,580
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CLASS A
                                  ------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    --------------------------------------------------
                                  (UNAUDITED)             2000(1)        1999        1998        1997(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.790            $10.490      $10.580     $10.070       $10.030
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.264            $ 0.516      $ 0.519     $ 0.527       $ 0.393
Net realized and unrealized
   gain (loss)                           0.058             (0.692)      (0.090)      0.488         0.033(3)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.322            $(0.176)     $ 0.429     $ 1.015       $ 0.426
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income             $(0.262)           $(0.524)     $(0.519)    $(0.505)      $(0.386)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.850            $ 9.790      $10.490     $10.580       $10.070
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           3.35%             (1.68)%       3.89%      10.50%         4.06%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $72,678            $75,081      $73,048     $59,992       $37,072
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            0.98%(6)           1.03%        0.98%       0.99%         0.99%(6)
   Expenses after custodian
      fee reduction(5)                    0.98%(6)           1.01%        0.97%       0.98%         0.97%(6)
   Net investment income                  5.37%(6)           5.14%        4.96%       5.16%         5.14%(6)
Portfolio Turnover of the
   Portfolio                                 2%                27%          26%         41%           68%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS B
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ---------------------------------------------------------------
                                  (UNAUDITED)             2000(1)        1999        1998(1)        1997        1996
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.790            $10.490      $10.580       $10.070      $10.170     $ 10.130
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.222            $ 0.438      $ 0.412       $ 0.454      $ 0.428     $  0.413
Net realized and unrealized
   gain (loss)                           0.060             (0.693)      (0.066)        0.488       (0.098)       0.040
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.282            $(0.255)     $ 0.346       $ 0.942      $ 0.330     $  0.453
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.222)           $(0.438)     $(0.436)      $(0.432)     $(0.430)    $ (0.413)
In excess of net investment
   income                                   --             (0.007)          --            --           --           --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.222)           $(0.445)     $(0.436)      $(0.432)     $(0.430)    $ (0.413)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.850            $ 9.790      $10.490       $10.580      $10.070     $ 10.170
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.93%             (2.46)%       3.29%         9.52%        3.30%        4.51%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,905            $ 6,452      $ 5,450       $11,538      $48,692     $112,027
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.73%(4)           1.81%        1.73%         1.73%        1.69%        1.64%
   Expenses after custodian
      fee reduction(3)                    1.73%(4)           1.79%        1.72%         1.72%        1.67%        1.63%
   Net investment income                  4.63%(4)           4.36%        4.23%         4.42%        4.37%        4.04%
Portfolio Turnover of the
   Portfolio                                 2%                27%          26%           41%          68%          68%
-----------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     CLASS C
                                  ---------------------------------------------
                                  SIX MONTHS ENDED       YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    -----------------------
                                  (UNAUDITED)             2000(1)        1999
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.160            $ 9.820      $ 9.920
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income                  $ 0.208            $ 0.401      $ 0.407
Net realized and unrealized
   gain (loss)                           0.057             (0.651)      (0.089)
-------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.265            $(0.250)     $ 0.318
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income             $(0.205)           $(0.400)     $(0.411)
In excess of net investment
   income                                   --             (0.010)      (0.007)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.205)           $(0.410)     $(0.418)
-------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.220            $ 9.160      $ 9.820
-------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.94%             (2.57)%       3.24%
-------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 6,488            $ 7,712      $11,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.74%(4)           1.90%        1.81%
   Expenses after custodian
      fee reduction(3)                    1.74%(4)           1.88%        1.80%
   Net investment income                  4.64%(4)           4.26%        4.10%
Portfolio Turnover of the
   Portfolio                                 2%                27%          26%
-------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $5,823,610 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on March 31, 2002 ($637,442), March 31, 2003 ($2,468,748), March 31, 2004
   ($1,216,547), March 31, 2005 ($1,120,027), March 31, 2006 ($320,446), and
   March 31, 2007 ($60,400). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   September 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2001 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                270,044         635,898
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          84,743         146,371
    Redemptions                                         (648,953)     (1,617,034)
    Exchange from Class B shares                              --          58,758
    Issued to Eaton Vance Connecticut
     Limited Maturity Municipals and
     Michigan Limited Maturity Municipals
     Funds Shareholders                                       --       1,484,659
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (294,166)        708,652
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                 55,054         271,966
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           6,626          12,126
    Redemptions                                         (121,781)       (242,935)
    Exchange to Class A shares                                --         (58,758)
    Issued to Eaton Vance Connecticut
     Limited Maturity Municipals and
     Michigan Limited Maturity Municipals
     Funds Shareholders                                       --         157,318
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (60,101)        139,717
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 2000
    ----------------------------------------------------------------------------
    Sales                                                109,492         375,439
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           8,809          29,243
    Redemptions                                         (257,065)       (702,642)
    ----------------------------------------------------------------------------
    NET DECREASE                                        (138,764)       (297,960)
    ----------------------------------------------------------------------------

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,465 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2000.

   Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces The Fund's net assets. For the six months ended September 30, 2000, the Fund paid or accrued $23,726 and $25,888 for Class B and Class C shares, respectively, to EVD, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At
   September 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,074,000 and $5,199,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999 the Trustees approved the service fee payments equal to 0.15% per annum of the Trust's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended September 30, 2000 amounted to $55,233, $4,745, and $5,178 for Class A, Class B, and
   Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   approximately $6,000 and $0,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended September 30, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 2000, aggregated $4,240,420 and $11,090,381, respectively.

8 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on November 1, 1999, the Fund acquired the net assets of Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds pursuant to an Agreement and Plan of Reorganization dated November 1, 1999. In accordance with the agreement, the Fund issued 635,443 Class A and 105,507 Class B shares having a total aggregate value of $7,327,990 for Eaton Vance Connecticut Limited Maturity Municipals Fund net assets and 849,216 Class A and 51,811 Class B shares having a total aggregate value of $8,911,155 for Eaton Vance Michigan Limited Maturity Municipals Fund net assets. As a result, the Fund issued
   0.968 shares of Class A and Class B for each share of Class A and Class B of Eaton Vance Connecticut Limited Maturity Municipals Fund and 0.940 shares of Class A and Class B for each share of Class A and Class B of Eaton Vance Michigan Limited Maturity Municipals Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds' net assets at the date of the transaction were $7,327,990 and $8,911,155 including $90,062 and $101,045 of unrealized appreciation, respectively. Directly after the merger, the combined net assets of the Eaton Vance National Limited Maturity Municipals Fund were $97,445,012 with a net asset value of $9.89, $9.89 and $9.25 for Class A, Class B and Class C, respectively.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.0%
------------------------------------------------------------------------
     $  825        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   852,175
------------------------------------------------------------------------
                                                             $   852,175
------------------------------------------------------------------------
Cogeneration -- 8.3%
------------------------------------------------------------------------
     $  250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                             $   243,647
        955        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/05                                961,007
      1,225        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       1,262,387
        500        Palm Beach County, FL, (Okeelanta
                   Power), (AMT), 6.85%, 2/15/21(1)              285,500
        500        Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       285,500
      1,800        Pennsylvania EDA, (Resource
                   Recovery-Northampton), (AMT),
                   6.75%, 1/1/07                               1,827,198
      2,000        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10     2,047,820
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                26,166
         28        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                26,489
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                               110,608
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16                               46,719
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16                               18,281
------------------------------------------------------------------------
                                                             $ 7,141,322
------------------------------------------------------------------------
Education -- 4.0%
------------------------------------------------------------------------
     $1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $ 1,037,260
        200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                                 200,920
        140        Connecticut HEFA, (Sacred Heart
                   University), 6.00%, 7/1/08                    151,320
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                       894,659
      1,700        University of Illinois, 0.00%, 4/1/15         752,301
      1,000        University of Illinois, 0.00%, 4/1/16         414,580
------------------------------------------------------------------------
                                                             $ 3,451,040
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 2.2%
------------------------------------------------------------------------
     $1,000        Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                            $   891,250
      1,000        North Carolina Municipal Power Agency,
                   (Catawba Electric Revenue),
                   6.375%, 1/1/13                              1,033,710
------------------------------------------------------------------------
                                                             $ 1,924,960
------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.7%
------------------------------------------------------------------------
     $  410        Connecticut HEFA, (New Britain
                   Hospital), Prerefunded to 7/1/02,
                   7.50%, 7/1/06                             $   426,584
        300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13        316,143
        850        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                       903,839
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                              1,688,865
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                880,859
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17         3,740,975
        895        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11        1,015,789
        583        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         599,796
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         2,821,260
        500        Michigan Municipal Bond Authority,
                   Escrowed to Maturity, 7.00%, 10/1/02          524,255
        630        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12       672,626
      1,255        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                   1,386,938
        250        South Central Connecticut Regional Water
                   Authority, (AMBAC), Prerefunded to
                   8/1/01, 6.50%, 8/1/07                         259,300
------------------------------------------------------------------------
                                                             $15,237,229
------------------------------------------------------------------------
General Obligations -- 6.4%
------------------------------------------------------------------------
     $  190        Connecticut, 0.00%, 11/15/10              $   114,882
        150        Connecticut, 5.125%, 8/15/11                  151,659
        100        Danbury, CT, 5.00%, 8/1/17                     95,659
        495        Detroit, MI, 6.40%, 4/1/05                    522,710
      2,000        Detroit, MI, 6.50%, 4/1/02                  2,048,960
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                 470,385
        265        New Fairfield, CT, 4.90%, 8/1/13              260,034
        750        New York City, NY, 0.00%, 8/1/07              537,360

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $  750        Ohio, 0.00%, 8/1/08                       $   509,647
        115        Puerto Rico, 0.00%, 7/1/08                     79,424
        750        Wisconsin, (AMT), 5.10%, 5/1/15               709,267
------------------------------------------------------------------------
                                                             $ 5,499,987
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  581        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36             $   533,903
------------------------------------------------------------------------
                                                             $   533,903
------------------------------------------------------------------------
Hospital -- 7.7%
------------------------------------------------------------------------
     $  500        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                            $   462,520
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                              1,683,867
        350        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.70%, 9/15/23                                285,565
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                 115,843
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                715,643
        100        Mecosta County, MI, (Michigan General
                   Hospital), 5.75%, 5/15/09                      94,385
        100        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.00%, 10/1/05          102,000
        100        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.10%, 10/1/06          102,413
        225        Michigan Hospital Finance Authority,
                   (Community Hospital), 6.20%, 10/1/07          231,435
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                                992,040
        500        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                   458,545
      1,010        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   6.50%, 12/1/12                                981,811
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                       419,235
------------------------------------------------------------------------
                                                             $ 6,645,302
------------------------------------------------------------------------
Housing -- 4.0%
------------------------------------------------------------------------
     $1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                $ 1,014,296
        560        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                 562,464
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                             $ 1,150,977
        715        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                 693,314
------------------------------------------------------------------------
                                                             $ 3,421,051
------------------------------------------------------------------------
Industrial Development Revenue -- 11.4%
------------------------------------------------------------------------
     $  580        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $   582,401
        445        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                         460,183
        500        Carbon County, PA, IDA (Panther Creek
                   Partners), 6.65%, 5/1/10                      509,535
      1,000        Columbus, NC, (International Paper),
                   5.80%, 12/1/16                                962,380
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                   625,881
        800        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                 802,736
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                        897,912
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                472,210
        490        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                         506,356
      1,100        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12                         847,000
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                459,660
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 970,620
        750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                 148,230
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                488,235
        970        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                 965,043
        100        Sprague, CT, Environmental Improvement,
                   (International Paper), (AMT),
                   5.70%, 10/1/21                                 93,174
------------------------------------------------------------------------
                                                             $ 9,791,556
------------------------------------------------------------------------
Insured-Education -- 0.2%
------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $   196,160
------------------------------------------------------------------------
                                                             $   196,160
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $  500        Monroe County, MI, (Detroit Edison Co.),
                   (AMBAC), (AMT), 6.35%, 12/1/04            $   528,465
        400        Piedmont, SC, Municipal Power Agency,
                   (Electric Revenue), (MBIA),
                   5.00%, 1/1/15                                 377,924
        250        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          220,905
------------------------------------------------------------------------
                                                             $ 1,127,294
------------------------------------------------------------------------
Insured-General Obligations -- 3.1%
------------------------------------------------------------------------
     $  250        Fowlerville, MI, Community Schools
                   District, (FSA), 4.50%, 5/1/15            $   220,425
        500        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                476,450
        500        Old Saybrook, CT, (AMBAC),
                   4.10%, 8/15/01                                499,130
        100        Parchment, MI, School District, (MBIA),
                   5.00%, 5/1/25                                  91,973
      1,225        Paw Paw, MI, Public School District,
                   (FGIC), 5.00%, 5/1/21                       1,135,085
        250        Portage, MI, Public Schools, (FSA),
                   4.50%, 5/1/14                                 223,738
------------------------------------------------------------------------
                                                             $ 2,646,801
------------------------------------------------------------------------
Insured-Hospital -- 2.4%
------------------------------------------------------------------------
     $  300        Connecticut HEFA, (Middlesex Health
                   Services), (MBIA), 5.125%, 7/1/17         $   282,282
        250        Connecticut HEFA, (Stamford Hospital),
                   (MBIA), 6.50%, 7/1/06                         258,763
      2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                      1,495,260
------------------------------------------------------------------------
                                                             $ 2,036,305
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
------------------------------------------------------------------------
     $  500        George L. Smith, (Georgia World Congress
                   Center-Domed Stadium), (MBIA), (AMT),
                   6.00%, 7/1/06                             $   531,755
------------------------------------------------------------------------
                                                             $   531,755
------------------------------------------------------------------------
Insured-Transportation -- 3.7%
------------------------------------------------------------------------
     $  600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                            $   647,130
      2,500        E-470 Public Highway Authority, CO,
                   (MBIA), 0.00%, 9/1/17                         957,900
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities Revenue,
                   (AMBAC), 5.00%, 7/1/20                        918,120
        500        Metropolitan Transportation Authority,
                   NY, Transportation Facility Revenue,
                   (MBIA), 5.00%, 7/1/17                         472,030
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Transportation (continued)
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16         $   217,625
------------------------------------------------------------------------
                                                             $ 3,212,805
------------------------------------------------------------------------
Miscellaneous -- 1.7%
------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $   884,215
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                     142,929
        500        San Juan, NM, Pueblo Development
                   Authority, Variable Rate, 10/15/06            477,200
------------------------------------------------------------------------
                                                             $ 1,504,344
------------------------------------------------------------------------
Nursing Home -- 6.0%
------------------------------------------------------------------------
     $1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06                            $ 1,059,761
        500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03                   486,280
        945        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                          949,224
        510        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                   520,664
      1,285        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05              1,307,269
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06        399,357
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                463,135
------------------------------------------------------------------------
                                                             $ 5,185,690
------------------------------------------------------------------------
Pooled Loans -- 3.6%
------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,026,008
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,076,440
------------------------------------------------------------------------
                                                             $ 3,102,448
------------------------------------------------------------------------
Senior Living / Life Care -- 5.3%
------------------------------------------------------------------------
     $  785        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $   674,511
      2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                  1,879,220
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                               269,262
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               415,995

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  250        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                             $   213,805
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers),
                   7.00%, 2/15/10                                358,592
        500        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 427,760
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                 284,135
------------------------------------------------------------------------
                                                             $ 4,523,280
------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $   513,370
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21        570,020
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25         240,003
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                499,465
      1,000        Laredo, TX, 4.50%, 2/15/17                    861,290
        510        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       487,907
        500        Michigan Building Authority,
                   6.10%, 10/1/01                                508,295
        250        Stoneybrook, FL, West Community
                   Development District, 6.45%, 5/1/10           248,660
------------------------------------------------------------------------
                                                             $ 3,929,010
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 1.4%
------------------------------------------------------------------------
     $  240        Memphis-Shelby County, TN, Airport
                   Authority, 6.12%, 12/1/16                 $   222,235
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27            1,019,220
------------------------------------------------------------------------
                                                             $ 1,241,455
------------------------------------------------------------------------
Water and Sewer -- 0.2%
------------------------------------------------------------------------
     $  150        Connecticut Clean Water Fund,
                   4.875%, 5/1/09                            $   151,256
------------------------------------------------------------------------
                                                             $   151,256
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.4%
   (identified cost $84,685,304)                             $83,887,128
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                       $ 2,200,822
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $86,087,950
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Arizona                                                     10.4%
Michigan                                                    14.2%
Others, representing less than 10% individually             72.8%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 13.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 7.6% of total investments.

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $84,685,304)         $83,887,128
Cash                                          477,537
Receivable for investments sold               150,000
Interest receivable                         1,582,412
-----------------------------------------------------
TOTAL ASSETS                              $86,097,077
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       207
Accrued expenses                                8,920
-----------------------------------------------------
TOTAL LIABILITIES                         $     9,127
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $86,087,950
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $86,886,126
Net unrealized depreciation (computed on
   the basis of identified cost)             (798,176)
-----------------------------------------------------
TOTAL                                     $86,087,950
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2000
Investment Income
----------------------------------------------------
Interest                                  $2,757,462
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,757,462
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  212,785
Trustees fees and expenses                     4,576
Custodian fee                                 18,597
Legal and accounting services                 22,568
Miscellaneous                                 17,933
----------------------------------------------------
TOTAL EXPENSES                            $  276,459
----------------------------------------------------

NET INVESTMENT INCOME                     $2,481,003
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   44,064
   Financial futures contracts                  (835)
----------------------------------------------------
NET REALIZED GAIN                         $   43,229
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  443,994
   Financial futures contracts                33,132
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $  477,126
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  520,355
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $3,001,358
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       SEPTEMBER 30, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)         MARCH 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income                  $        2,481,003  $    4,880,282
   Net realized gain (loss)                           43,229         (11,006)
   Net change in unrealized
      appreciation (depreciation)                    477,126      (5,908,048)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        3,001,358  $   (1,038,772)
----------------------------------------------------------------------------
Capital transactions --
   Net Assets contributed by Connecticut
      and Michigan Limited Maturity
      Municipals Funds                    $               --  $   16,239,145
   Contributions                                   4,240,420      13,115,025
   Withdrawals                                   (11,090,381)    (28,345,239)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       (6,849,961) $    1,008,931
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $       (3,848,603) $      (29,841)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $       89,936,553  $   89,966,394
----------------------------------------------------------------------------
AT END OF PERIOD                          $       86,087,950  $   89,936,553
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2000    ----------------------------------------------------------
                                  (UNAUDITED)             2000        1999        1998        1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.63%(1)         0.65%       0.61%       0.60%        0.60%        0.57%
   Expenses after custodian
      fee reduction                       0.63%(1)         0.63%       0.60%       0.59%        0.58%        0.56%
   Net investment income                  5.69%(1)         5.49%       5.32%       5.53%        5.45%        5.08%
Portfolio Turnover                           2%              27%         26%         41%          68%          68%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $86,088          $89,937     $89,966     $93,127     $102,504     $134,776
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
   (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2000, the fee was equivalent to 0.49% (annualized) of the Portfolio's average net assets for such period and amounted to $212,785. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2000, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The National Limited Maturity Municipals Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2000.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,991,092 and $7,631,679 respectively, for the six months ended September 30, 2000.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $84,685,304
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,885,426
    Gross unrealized depreciation              (2,683,602)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (798,176)
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 2000, there were no outstanding obligations under these financial instruments.

7 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on November 1, 1999, Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds, pursuant to an Agreement and Plan of Reorganization dated November 1, 1999, contributed securities with a market value of $7,443,241 and $8,864,366 including $88,630 and $97,151 of unrealized appreciation respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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